December 11, 2012

VIA EDGAR

The United States Securities
  and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Subject:	Nationwide Variable Account-II of
Nationwide Life Insurance Company
SEC File No. 333-177729
CIK No. 0000356514

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account-II (the "Variable Account") and Nationwide Life Insurance Company (the "Company"), we certify that the form of the Prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 2 to the Registration Statement for the Company and the Variable Account which is effective January 4, 2013.

Please contact me direct at (614) 249-8061 if you have any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ M. ANDREW KRESS

M. Andrew Kress
Senior Counsel